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                              UNITED STATES                  OMB APPROVAL
                                                         ----------------------
                    SECURITIES AND EXCHANGE COMMISSION   OMB Number: 3235-0456
                          Washington, D.C. 20549         Expires:August 31, 2000
                                                         Estimated average
                                                         burden
                                                         hours per response.1
                                                         ----------------------
                                FORM 24F-2
                     ANNUAL NOTICE OF SECURITIES SOLD
                          PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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    1.     Name and address of issuer:

           Morgan Keegan Select Fund, Inc.
           Morgan Keegan Tower
           Fifty Front Street
           Memphis, Tennessee  38103


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    2.     The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
           classes):                                                    [X]


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    3.     Investment Company Act File Number:

           811-09079

           Securities Act File Number:

           333-66181

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    4(a).  Last day of fiscal year for which this Form is filed:

           June 30, 2003

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    4(b).  [ ]  Check box if this Form is being filed late (i.e., more than
                90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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    4(c)   [ ]  Check box if this is the last time the issuer will be filing this Form.


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

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      5.   Calculation of registration fee:

         (i)    Aggregate sale price of
                securities sold during the
                fiscal year pursuant to
                section 24(f):                                    $  539,670,307
                                                                   -------------

         (ii)   Aggregate price of
                securities redeemed or
                repurchased during the
                fiscal year:                   $  140,353,652
                                                -------------

         (iii)  Aggregate price of
                securities redeemed or
                repurchased during any
                prior fiscal year ending no
                earlier than October 1,
                1995 that were not
                previously used to reduce
                registration fees payable
                to the Commission:             $            0
                                                -------------
         (iv)   Total available redemption
                credits [add Items 5(ii) and
                5(iii)]:                                         -$  140,353,652
                                                                 ---------------


         (v)    Net sales - if item 5(i) is
                greater than Item 5(iv)
                [subtract item 5(iv) from
                Item 5(i)]:                                       $  399,316,655
                                                                   -------------



     ---------------------------------------------------------------
         (vi)   Redemption credits
                available for use in future
                years  -- if Item 5(i) is
                less than Item 5(iv)
                [subtract Item 5(iv) from
                Item 5(i)]:                    $(___________)

     ---------------------------------------------------------------

         (vii)  Multiplier for determining
                registration fee (See                             X     .0000809
                Instruction C.9):                                ---------------

         (viii) Registration fee due
               [multiply Item 5(v) by Item
               5(vii)] (enter "0" if no
               fee is due):                                      =$    32,304.72
                                                                   =============

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      6.   Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NONE. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE.

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     7.    Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):


                                                                 +$            0
                                                                   -------------

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      8.   Total of the amount of the registration fee due plus any interest due
           [line 5(viii) plus line 7]:


                                                                 =$    32,304.72
                                                                   =============
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

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      9.   Date the registration fee and any interest payment was sent to the
           Commission's lockbox depository:  September 24, 20003

                 Method of Delivery:

                               [X] Wire Transfer
                               [ ] Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Charles D. Maxwell
                           --------------------------
                           Charles D. Maxwell, Secretary and Assistant Treasurer

Date: September 23, 2003

  *Please print the name and title of the signing officer below the signature.